Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Oct. 05, 2011
(PIMCO Fundamental IndexPLUS® TR Fund) | Class A
Bar Chart Table:
Annual Return 2006	16.70%
Annual Return 2007	7.37%
Annual Return 2008	(43.92%)
Annual Return 2009	56.50%
Annual Return 2010	30.03%
(PIMCO Global Multi-Asset Fund) | Class A
Bar Chart Table:
Annual Return 2009	19.16%
Annual Return 2010	11.75%